CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE

The amortized cost of the Convertible Note as of December 31, 2024 and 2025 consisted of the following:

Amount
Convertible Note Principal- Issued in November 2024	$1,851,000
Convertible Note Interest Adjustment	(135,715)
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	(846,360)
As of December 31, 2024	$868,925
Convertible Note Interest Adjustment	$241,804
Repay the principal	(100,000)
Ordinary shares Issued from conversions of Convertible Note	(406,065)
As of December 31, 2025	$604,664